Operating Segments Operating Segments Level 4 (Details) - Revenue by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 2,357	$ 2,637	$ 2,588
Capital expenditures	98	116	95
Long-Lived Assets	1,921	2,058
Silicones [Member]
Segment Reporting Information [Line Items]
Net sales	2,136	2,310	2,286
Capital expenditures	80	89	76
Quartz [Member]
Segment Reporting Information [Line Items]
Net sales	221	327	302
Capital expenditures	18	27	19
UNITED STATES
Segment Reporting Information [Line Items]
Net sales	744	847	844
Long-Lived Assets	539	579
CANADA
Segment Reporting Information [Line Items]
Net sales	43	44	44
Long-Lived Assets	19	18
PACIFIC
Segment Reporting Information [Line Items]
Net sales	739	816	824
Long-Lived Assets	739	826
EUROPE [Member]
Segment Reporting Information [Line Items]
Net sales	720	813	779
Long-Lived Assets	618	628
MEXICO AND BRAZIL
Segment Reporting Information [Line Items]
Net sales	111	117	97
Long-Lived Assets	$ 6	$ 7